CREDIT FROM BANKS AND OTHERS (Narrative) (Details) ₪ in Thousands, $ in Thousands			1 Months Ended
	Jul. 03, 2023 CAD ($)	Oct. 11, 2022 CAD ($)	Oct. 25, 2023	May 17, 2023 CAD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 ILS (₪)	Jul. 03, 2023 ILS (₪)	May 17, 2023 ILS (₪)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Oct. 11, 2022 ILS (₪)	Jan. 31, 2022 ILS (₪)
Mizrahi Facility [Member]
Disclosure of other provisions [line items]
Credit commitment					$ 6,000									₪ 15,000
Term of on going needs					1 year
Term for imports and purchases needs					6 months
Borrowings, interest rate basis					Israeli Prime interest rate plus 1.5%.
Decrease in borrowing commitment											$ 3,600	₪ 10,000
New Mizrahi Facility [Member]
Disclosure of other provisions [line items]
Credit commitment				$ 3,600						₪ 10,000
Borrowings, interest rate basis				Israeli Prime interest rate plus 2.9%
Credit line amount | ₪										5,000
Loan amount | ₪										₪ 5,000
Borrowing repayment term				24 monthly installments from May 2023
Focus [Member]
Disclosure of other provisions [line items]
Credit line amount						$ 1,827
Loan amount						1,400
Drawn down amount						$ 3,227
ADI Agreement [Member]
Disclosure of other provisions [line items]
Credit commitment		$ 4,000											₪ 10,500
Borrowing repayment term		repaid within 12 months
Interest rate		15.00%											15.00%
Amendment to ADI Agreement [Member]
Disclosure of other provisions [line items]
Interest rate			15.00%
Application fee per annum			3.00%
Origination fee per annum			3.00%
Short-term loan agreement [Member]
Disclosure of other provisions [line items]
Credit commitment	$ 358								₪ 1,000
Borrowing repayment term	repaid in October 2023
Interest rate	10.00%								10.00%
Series of short term loans [Member]
Disclosure of other provisions [line items]
Credit commitment							$ 2,000	₪ 5,882
Borrowings from director and officer							$ 170	₪ 500